united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Dr, Ste 450 Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/19

Item 1. Reports to Stockholders.

Counterpoint Tactical Income Fund

Class A – CPATX
Class C – CPCTX
Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX
Class C – CPCEX
Class I – CPIEX

Counterpoint Long-Short Equity Fund

Class A – CPQAX
Class C – CPQCX
Class I – CPQIX

Counterpoint Tactical Municipal Fund

Class A – TMNAX
Class C – TMNCX
Class I – TMNIX

Annual Report
September 30, 2019

1-844-273-8637
www.counterpointmutualfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.counterpointmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Annual Letter to Shareholders

Dear Shareholder,

The Counterpoint Fund family returns for the 2019 fiscal year ended September 30, 2019 follow:

	Tactical Income Fund	Tactical Equity Fund	Long-Short Equity Fund	Tactical Municipal Fund
Shareclass and Ticker	Institutional (CPITX)	Institutional (CPIEX)	Institutional (CPQIX)	Institutional (TMNIX)
Shareclass Return	4.13%	-17.95%	-7.85%	7.39%
Benchmark Name	Bloomberg Barclays US Aggregate Bond Index	80% S&P 500 Trend Allocator Index / 20% ICE BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	50% S&P 500 Index and 50% ICE BofA Merrill Lynch 3- Month U.S. Treasury Bill Index	Bloomberg Barclays Municipal Bond Index
Benchmark Return	10.30%	0.98%	3.74%	8.55%
Return Period	October 1, 2018 to September 30, 2019	October 1, 2018 to September 30, 2019	October 1, 2018 to September 30, 2019	October 1, 2018 to September 30, 2019

Performance Discussion

Reflecting over the entire five fiscal years the Tactical Income has operated, with pride we can say the Fund has delivered with respect to its objective of delivering both income and capital preservation. Over this period, Institutional shares delivered 5.25% of annualized return while its benchmark provided 3.20% in annualized return. The Fund has done this while avoiding significant drawdowns in high yield corporate bonds, keeping its drawdown to under 5%. We look forward to following our strategy for the next five years, while continuing to pursue superior risk-adjusted returns.

The Counterpoint Tactical Income Fund spent the large majority of its fifth fiscal year invested in high yield corporate bonds. Turbulence in the fourth quarter of 2018 yielded several signals to trade in and out of High Yield funds. The year ended in a risk-averse posture, with the fund invested in US treasuries. Following a quick snap-back in high yield bonds in early January, the Fund switched back high yield corporate bonds and remained in that position for the entirety of the fiscal year.

Over the entirety of the fiscal year, the Fund lagged the Bloomberg Barclays US Aggregate Bond Index by 6.17%. The Fund’s underperformance during the whole period was driven in bulk by choppiness in the high yield corporate bond market in the 4th quarter of 2018, causing several short -term trading signals that responded to false starts of a potentially deeper downturn in high yield. This contrasted with a more favorable showing of the Tactical Income Fund coming closer to its benchmark for the first three quarters of 2019, returning 7.48% versus the benchmark at 8.52%. In this period, both a positive backdrop for riskier high yield bonds as well as falling interest rates were supportive of the Fund as well as its benchmark.

The same story of falling interest rates granted positive performance to both the Tactical Municipal Fund and its benchmark, the Bloomberg Barclays Municipal Bond Index. Amid peaking interest rates in October of 2018, the Fund switched to short-term high quality municipal bond funds early in the fiscal year and returned to high yield municipal bonds in the last half of December, 2018. For the entirety of the year, broad movements in interest rates have been the largest driver of returns to the Fund’s strategy. Over the period, the Fund’s benchmark outperformed by 1.16%.

As the US stock market experienced two-way volatility, the Counterpoint Tactical Equity Fund responded and traded several signals, alternating between a target beta to the broad stock market of 0 when risk-averse and 0.80-0.85 when fully invested. These signals posed significant drag to fund performance. While unfortunate, strategies that trend-follow stocks are susceptible to bouts of short-term underperformance when markets rebound sharply after signals are executed. This is considered a necessary tradeoff to seek the avoidance of drawdowns from more prolonged bear market scenarios.

The Counterpoint Tactical Equity and Long-Short Equity Funds’ shared underlying multi-factor market neutral strategy have likewise delivered disappointing short-term results. In the context of a continued difficult environment for market neutral multi-factor strategies the performance is in-line with peers, given increased relative exposure to smaller capitalization companies where more variance of mispricing exists. Over the same return period the J.P. Morgan Equity Risk Premium Global Multi-Factor Index returned -5.80%. This index isolates the performance of a multi -factor strategy, unlike our Fund benchmarks, which also account for additional exposure to their respective S&P overlays. The Funds’ market neutral component dragged returns of both equity funds by approximately 9.5% over the period.

We continue to execute portfolio decisions based on quantitative discipline that we believe will deliver reasonable returns while effectively managing downside risk. Investment in assets such as high -yield bonds, Treasuries, and global stocks will inevitably produce periods of volatility. We remain confident in our expectation of superior long-run risk-adjusted performance despite any short-term setbacks that will inevitably occur. We base this confidence on the belief that market movements will continue to be inherently driven by human behavioral biases that justify the pursuit of active asset management.

Sincerely,

Michael Krause, CFA and Joseph Engelberg, Ph.D.
Portfolio Managers

3823-NLD-10/30/0219

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the period ended September 30, 2019, as compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Income Fund - Class A	3.89%	5.01%
Counterpoint Tactical Income Fund - Class A with Load	(0.75)%	4.02%
Counterpoint Tactical Income Fund - Class C	3.11%	4.27%
Counterpoint Tactical Income Fund - Class I	4.13%	5.25%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	10.30%	3.20%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.21%, 2.96% and 1.96% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is December 4, 2014.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2019
Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	84.0%
U.S. Government Obligations	6.8%
Exchange Traded Fund - Debt Fund	4.8%
Short-Term Investment - Money Market Fund	3.4%
Other Assets In Excess Of Liabilities	1.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the period ended September 30, 2019, as compared to its benchmarks:

	One Year	Since Inception (a)
Counterpoint Tactical Equity Fund - Class A	(18.15)%	(2.16)%
Counterpoint Tactical Equity Fund - Class A with Load	(22.85)%	(3.67)%
Counterpoint Tactical Equity Fund - Class C	(18.77)%	(2.89)%
Counterpoint Tactical Equity Fund - Class I	(17.95)%	(1.91)%
S&P Mid-Cap 400 Total Return Index (b)	(2.49)%	9.37%
S&P 500 Trend Allocator Total Return Index (c)	0.45%	9.05%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (d)	2.39%	1.28%
Counterpoint Tactical Equity Fund Blended Index (e)	0.98%	7.54%
Counterpoint Tactical Equity Fund Blended Index II (f)	0.08%	6.35%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 3.16%, 3.91% and 2.91% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is November 30, 2015.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The Index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The S&P 500 Trend Allocator Total Return Index is designed to track the performance of a systematic trend-dependent strategy allocating between the S&P 500 and cash, based on price trends. If the S&P 500 is observed to be in a positive trend, then the index is allocated to the S&P 500, otherwise, it is allocated to cash. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Counterpoint Tactical Equity Fund Blended Index is a composite of 80% S&P 500 Trend Allocator Total Return Index and 20% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Counterpoint Tactical Equity Fund Blended Index II is a composite of 60% S&P 400 Midcap Index and 40% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill.

Portfolio Composition as of September 30, 2019
Holdings by Asset Type	% of Net Assets
Common Stock	50.6%
U.S. Government Obligations	16.0%
Short-Term Investment - Money Market Fund	8.9%
Exchanged Traded Fund - Equity Fund	7.5%
Other Assets in Excess of Liabilities	17.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the period ended September 30, 2019, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)
Counterpoint Long-Short Equity Fund - Class A	(8.10)%	(2.31)%
Counterpoint Long-Short Equity Fund - Class A with Load	(13.37)%	(5.19)%
Counterpoint Long-Short Equity Fund - Class C	(6.22)%	(1.22)%
Counterpoint Long-Short Equity Fund - Class I	(7.85)%	(2.06)%
S&P 500 Total Return Index (b)	4.25%	10.52%
ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index (c)	2.39%	1.99%
Counterpoint Long-Short Equity Fund Blended Index (d)	3.74%	6.45%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 2.57%, 3.32% and 2.32% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.75% imposed on purchases. The Fund’s advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares of the Fund, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is October 4, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is a subset of The ICE Bank of America Merrill Lynch 0-1 Year US Treasury Index including all securities with a remaining term to final maturity less than 3 months. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Counterpoint Long-Short Equity Fund Blended index is a composite of 50% S&P 500 Total Return Index and 50% of ICE Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2019
Holdings by Asset Type	% of Net Assets
Common Stock	50.4%
U.S. Government Obligations	29.4%
Short-Term Investment - Money Market Funds	8.4%
Exchange Traded Fund - Equity Fund	4.9%
Other Assets In Excess Of Liabilities	6.9%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO REVIEW (Unaudited)
September 30, 2019

The Fund’s performance figures* for the period ended September 30, 2019, as compared to its benchmark:

		Annualized
	One Year	Since Inception (a)
Counterpoint Tactical Municipal Fund - Class A	7.12%	6.05%
Counterpoint Tactical Municipal Fund - Class A with Load	2.32%	2.37%
Counterpoint Tactical Municipal Fund - Class C	6.29%	5.25%
Counterpoint Tactical Municipal Fund - Class I	7.39%	6.29%
Bloomberg Barclays U.S Municipal Bond Index (b)	8.55%	6.51%

Comparison of the Change in Value of a $100,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total annual operating expenses before any fee waivers as stated in the fee table to the Fund’s prospectus dated February 1, 2019 are 3.31%, 4.06% and 3.06% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 4.50% imposed on purchases. The Fund’s advisor has contractually agreed to waived portion of its expenses and has agreed to reimburse the Counterpoint Tactical Municipal Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver (but does not include: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) does not exceed 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. Fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Fund’s advisor. Total returns would have been lower had the advisor not waived a portion of its fees. For performance information current to the most recent month-end, please call 1-844-273-8637.

(a)	Inception date is June 11, 2018.

(b)	The Bloomberg Barclays U.S. Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of September 30, 2019
Holdings by Asset Type	% of Net Assets
Mutual Funds - Debt Funds	72.5%
Exchange Traded Fund - Debt Fund	26.2%
Short-Term Investment - Money Market Fund	0.9%
Other Assets In Excess Of Liabilities	0.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUND - 4.8%
	DEBT FUND - 4.8%
192,000	iShares iBoxx High Yield Corporate Bond ETF	$16,736,640
	TOTAL EXCHANGE TRADED FUND (Cost - $16,523,291)

	MUTUAL FUNDS - 84.0%
	DEBT FUNDS - 84.0%
1,022,928	American Beacon SiM High Yield Opportunities Fund - Institutional Class	9,687,125
10,734,463	Lord Abbett High Yield Fund - Institutional Class	79,649,718
13,970,588	MainStay MacKay High Yield Corporate Bond Fund - Institutional Class	78,514,706
7,958,801	PGIM High Yield Fund - Class Z	43,852,996
3,570,043	PIMCO High Yield Fund - Institutional Class	31,880,481
6,197,808	Putnam High Yield Fund - Class Y	38,054,543
1,728,395	SEI Institutional Managed Trust - High Yield Bond - Institutional Class	11,493,827
	TOTAL MUTUAL FUNDS (Cost - $282,866,378)	293,133,396

Principal
	U.S. GOVERNMENT OBLIGATIONS - 6.8%
$8,000,000	United States Treasury Bill, 1.84% due 2/27/2020 # +	7,940,980
16,000,000	United States Treasury Bill, 1.86% due 3/26/2020 #	15,860,563
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $23,773,448)	23,801,543

Shares
	SHORT-TERM INVESTMENT - 3.4%
	MONEY MARKET FUND - 3.4%
11,707,169	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.85%*	11,707,169
	TOTAL SHORT-TERM INVESTMENTS (Cost - $11,707,169)

	TOTAL INVESTMENTS - 99.0% (Cost - $334,870,286)	$345,378,748
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	3,400,123
	NET ASSETS - 100.0%	$348,778,871

#	Discount rate at the time of purchase.

+	A portion of this security is pledged as collateral for the total return swap. As of September 30, 2019, the value of the pledged portion is $2,481,550.

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

TOTAL RETURN SWAP
				Number of	Termination	Notional	Unrealized
Description	Index	Spread	Counterparty	Contracts	Date	Amount	Depreciation ^
Long
iShares iBoxx USD High Yield Corporate Bond ETF	1 Month USD Libor	(0.15)%	JP Morgan	222,278	12/23/2019	19,444,879	(76,039)

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	COMMON STOCK - 50.6%
	ADVERTISING - 0.2%
1,520	Interpublic Group of Cos., Inc.	$32,771

	AEROSPACE/DEFENSE - 0.3%
2,521	Arconic, Inc.	65,546

	AIRLINES - 1.4%
523	Alaska Air Group, Inc.	33,948
1,177	American Airlines Group, Inc.	31,744
784	Azul SA - ADR *	28,083
1,112	Delta Air Lines, Inc.	64,051
1,640	Gol Linhas Aereas Inteligentes SA - ADR	25,371
620	Southwest Airlines Co.	33,486
751	United Airlines Holdings, Inc. *	66,396
		283,079
	APPAREL - 0.5%
224	Deckers Outdoor Corp. *	33,009
1,894	Skechers U.S.A., Inc. *	70,741
		103,750
	AUTO PARTS & EQUIPMENT - 0.5%
2,412	Dana, Inc.	34,829
1,715	Meritor, Inc. *	31,728
2,463	Spartan Motors, Inc.	33,792
2,681	Telenav, Inc. *	12,815
		113,164
	BANKS - 0.3%
1,045	Meta Financial Group, Inc.	34,077
552	Walker & Dunlop, Inc.	30,873
		64,950
	BUILDING MATERIALS - 0.3%
438	Vulcan Materials Co.	66,243

	CHEMICALS - 0.5%
6,297	Israel Chemicals Ltd.	31,548
61	Sherwin-Williams Co.	33,542
1,542	Valvoline, Inc.	33,970
		99,060
	COMMERCIAL SERVICES - 2.6%
787	ABM Industries, Inc.	28,584
1,149	Avis Budget Group, Inc. *	32,471
3,529	Career Education Corp. *	56,076
6,432	Cross Country Healthcare, Inc. *	66,250
201	Euronet Worldwide, Inc. *	29,406
973	HMS Holdings Corp. *	33,534
1,403	Kelly Services, Inc.	33,981
308	New Oriental Education & Technology Group, Inc. - ADR *	34,114
305	Paylocity Holding Corp. *	29,762
327	PayPal Holdings, Inc. *	33,874
2,511	R1 RCM, Inc. *	22,423
257	S&P Global, Inc.	62,960
609	ServiceMaster Global Holdings, Inc. *	34,043
540	TriNet Group, Inc. *	33,583
		531,061
	COMPUTERS - 1.7%
151	Apple, Inc.	33,819
494	Cognizant Technology Solutions Corp.	29,771
266	CyberArk Software Ltd. *	26,552
3,002	Diebold Nixdorf, Inc. *	33,622
976	DXC Technology Co.	28,792
350	EPAM Systems, Inc.	63,812
368	Globant SA *	33,701
1,607	HP, Inc.	30,404
361	Leidos Holdings, Inc.	31,003
629	Seagate Technology PLC	33,834
		345,310
	COSMETICS/PERSONAL CARE - 0.6%
3,754	elf Beauty, Inc. *	65,733
340	Estee Lauder Cos., Inc.	67,643
		133,376
	DISTRIBUTION/WHOLESALE - 0.5%
424	Copart, Inc. *	34,060
1,974	Core-Mark Holding Co., Inc.	63,395
		97,455
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
242	Ameriprise Financial, Inc.	35,598
841	LPL Financial Holdings, Inc.	68,878
236	Mastercard, Inc.	64,091
1,121	Oppenheimer Holdings, Inc.	33,697
2,254	PennyMac Financial Services, Inc. *	68,477
584	Stifel Financial Corp.	33,510
363	Visa, Inc.	62,440
		366,691
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
848	Generac Holdings, Inc. *	66,432

	ELECTRONICS - 1.3%
429	Agilent Technologies, Inc.	32,874
456	Arrow Electronics, Inc. *	34,008
2,388	Gentex Corp.	65,754
458	Itron, Inc. *	33,874
2,063	Jabil, Inc.	73,794
288	OSI Systems, Inc. *	29,249
		269,553
	ENGINEERING & CONSTRUCTION - 1.3%
397	EMCOR Group, Inc.	34,190
428	Exponent, Inc.	29,917
704	frontdoor, Inc.	34,193
2,954	Great Lakes Dredge & Dock Corp. *	30,869
1,248	KBR, Inc.	30,626
1,742	Primoris Services Corp.	34,161
690	TopBuild Corp.	66,537
		260,493
	ENTERTAINMENT - 0.4%
3,280	Everi Holdings, Inc. *	27,749
948	Live Nation Entertainment, Inc. *	62,890
		90,639

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.6%
	FOOD - 1.5%
6,895	BRF SA	$63,158
4,593	Cosan Ltd	68,436
873	Ingles Markets Inc	33,925
346	John B Sanfilippo & Son Inc	33,424
736	Performance Food Group Co	33,863
1,052	Pilgrim’s Pride Corp	33,711
1,164	Simply Good Foods Co/The	33,744
		300,261
	FOREST PRODUCTS & PAPER - 0.2%
2,231	PH Glatfelter Co.	34,335

	GAS - 0.2%
1,596	Global Partners LP	31,298

	HEALTHCARE-PRODUCTS - 1.6%
1,515	Bruker Corp.	66,554
234	Danaher Corp.	33,797
295	Edwards Lifesciences Corp. *	64,873
228	Masimo Corp. *	33,924
249	ResMed, Inc.	33,642
81	Teleflex, Inc.	27,520
563	Varian Medical Systems, Inc. *	67,048
		327,358
	HEALTHCARE-SERVICES - 2.3%
778	Centene Corp. *	33,656
70	Chemed Corp.	29,230
1,307	Ensign Group, Inc.	61,991
279	HCA Healthcare, Inc.	33,597
194	ICON PLC *	28,584
228	IQVIA Holdings, Inc. *	34,059
546	Magellan Health, Inc. *	33,907
788	Medpace Holdings, Inc. *	66,224
306	Molina Healthcare, Inc. *	33,574
2,032	Select Medical Holdings Corp. *	33,670
5,297	Surgery Partners, Inc. *	39,118
633	Syneos Health, Inc. *	33,682
		461,292
	HOMEBUILDERS - 1.2%
4,894	Beazer Homes USA, Inc. *	72,921
595	Installed Building Products, Inc. *	34,117
1,758	M/I Homes, Inc. *	66,189
2,659	Taylor Morrison Home Corp. *	68,974
		242,201
	HOME FURNISHINGS - 0.5%
847	Tempur Sealy International, Inc. *	65,388
662	Universal Electronics, Inc. *	33,696
		99,084
	HOUSEHOLD PRODUCTS/WARES - 0.2%
3,457	ACCO Brands Corp.	34,121

	HOUSEWARES - 0.3%
276	Scotts Miracle-Gro Co.	28,102
2,239	Tupperware Brands Corp.	35,533
		63,635
	INSURANCE - 4.8%
294	Allstate Corp.	31,952
1,582	Arch Capital Group Ltd. *	66,412
518	Assurant, Inc.	65,175
943	Brown & Brown, Inc.	34,005
291	Cincinnati Financial Corp.	33,951
2,048	CNO Financial Group, Inc.	32,420
1,351	Essent Group Ltd.	64,402
689	Fidelity National Financial, Inc.	30,598
528	First American Financial Corp.	31,157
1,774	Hallmark Financial Services, Inc. *	33,937
1,082	Hartford Financial Services Group, Inc.	65,580
331	Kinsale Capital Group, Inc.	34,196
5,143	MGIC Investment Corp.	64,699
2,398	NMI Holdings, Inc.	62,971
569	Principal Financial Group, Inc.	32,513
371	Prudential Financial, Inc.	33,371
2,830	Radian Group, Inc.	64,637
207	Reinsurance Group of America, Inc.	33,095
835	Selective Insurance Group, Inc.	62,784
614	Voya Financial, Inc.	33,426
892	WR Berkley Corp.	64,429
		975,710
	INTERNET - 2.3%
1,642	1-800-Flowers.com, Inc. *	24,293
551	CDW Corp.	67,905
9,519	DHI Group, Inc. *	36,648
236	F5 Networks, Inc. *	33,139
357	Facebook, Inc. *	63,575
1,497	NIC, Inc.	30,913
1,754	Perficient, Inc. *	67,669
12,404	Perion Network Ltd. *	60,656
327	VeriSign, Inc. *	61,682
209	Wix.com Ltd. *	24,399
		470,879
	IRON/STEEL - 0.1%
8,655	Cia Siderurgica Nacional SA - ADR	27,350

	LEISURE TIME - 0.1%
440	Planet Fitness, Inc.	25,463

	LODGING - 0.7%
380	Choice Hotels International, Inc.	33,805
1,569	Melco Resorts & Entertainment Ltd. - ADR	30,454
1,514	Wyndham Destinations, Inc.	69,674
		133,933
	MACHINERY-DIVERSIFIED - 0.3%
4,240	Hollysys Automation Technologies Ltd.	64,406

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.6%
	MEDIA - 1.2%
2,301	Altice USA, Inc. *	$65,993
7,587	Central European Media Enterprises Ltd. *	34,066
754	Comcast Corp.	33,990
397	DISH Network Corp. *	13,526
8,183	Entercom Communications Corp.	27,331
2,556	EW Scripps Co.	33,944
684	Sinclair Broadcast Group, Inc.	29,234
		238,084
	MINING - 0.5%
5,480	Constellium SE	69,651
6,205	Kinross Gold Corp.	28,543
		98,194
	OFFICE FURNISHINGS - 0.5%
739	Herman Miller, Inc.	34,061
1,763	Kimball International, Inc.	34,026
1,343	Knoll, Inc.	34,045
		102,132
	OIL & GAS - 1.6%
3,689	Cenovus Energy, Inc.	34,603
585	ConocoPhillips	33,333
718	CVR Energy, Inc.	31,614
765	Helmerich & Payne, Inc.	30,654
683	HollyFrontier Corp.	36,636
1,418	Par Pacific Holdings, Inc. *	32,415
309	Phillips 66	31,642
1,000	Sunoco LP	31,450
794	Valero Energy Corp.	67,681
		330,028
	OIL & GAS SERVICES - 0.6%
1,341	Dril-Quip, Inc. *	67,291
2,730	TechnipFMC PLC *	65,902
		133,193
	PACKAGING & CONTAINERS - 0.3%
1,782	Ardagh Group SA	27,942
385	Ball Corp.	28,032
		55,974
	PHARMACEUTICALS - 0.3%
718	Cardinal Health, Inc.	33,882
272	Zoetis, Inc.	33,888
		67,770
	PIPELINES - 0.5%
4,750	NGL Energy Partners LP	66,073
1,373	Plains GP Holdings LP	29,149
		95,222
	REAL ESTATE - 0.3%
1,236	CBRE Group, Inc. *	65,520

	RETAIL - 4.2%
170	Burlington Stores, Inc. *	33,969
180	Casey’s General Stores, Inc.	29,009
77	Chipotle Mexican Grill, Inc. *	64,716
118	Costco Wholesale Corp.	33,997
1,330	Denny’s Corp. *	30,277
391	Dine Brands Global, Inc.	29,661
2,205	Foundation Building Materials, Inc. *	34,155
1,193	GMS, Inc. *	34,263
761	Group 1 Automotive, Inc.	70,248
496	Lithia Motors, Inc.	65,660
350	Lululemon Athletica, Inc. *	67,386
198	RH *	33,824
607	Ross Stores, Inc.	66,679
2,537	Signet Jewelers Ltd.	42,520
700	Starbucks Corp.	61,894
318	Target Corp.	33,997
302	Tractor Supply Co.	27,313
1,685	World Fuel Services Corp.	67,299
752	Yum China Holdings, Inc.	34,163
		861,030
	SEMICONDUCTORS - 2.3%
539	Ambarella, Inc. *	33,868
680	Applied Materials, Inc.	33,932
725	Entegris, Inc.	34,119
1,032	Inphi Corp. *	63,004
213	KLA Corp.	33,963
298	Lam Research Corp.	68,871
2,973	MagnaChip Semiconductor Corp. *	30,146
313	NXP Semiconductors NV	34,155
866	QUALCOMM, Inc.	66,058
1,172	Teradyne, Inc.	67,871
		465,987
	SOFTWARE - 4.7%
1,046	ACI Worldwide, Inc. *	32,766
724	Akamai Technologies, Inc. *	66,159
504	Aspen Technology, Inc. *	62,032
6,457	Avaya Holdings Corp. *	66,055
4,836	Avid Technology, Inc. *	29,935
444	Cadence Design Systems, Inc. *	29,340
430	Cerner Corp.	29,313
201	Fair Isaac Corp. *	61,008
127	Intuit, Inc.	33,774
949	LivePerson, Inc.	33,879
787	Manhattan Associates, Inc. *	63,487
470	Microsoft Corp.	65,344
9,618	MobileIron, Inc. *	62,950
290	Paycom Software, Inc. *	60,752
566	PROS Holdings, Inc. *	33,734
119	ServiceNow, Inc. *	30,208
484	Synopsys, Inc. *	66,429
272	Take-Two Interactive Software, Inc. *	34,092
412	Veeva Systems, Inc. *	62,908
5,436	Zynga, Inc. *	31,638
		955,803

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.6%
	SOLAR ENERGY EQUIPMENT - 0.2%
1,784	Canadian Solar, Inc. *	$33,682

	TELECOMMUNICATIONS - 1.2%
3,527	AudioCodes Ltd.	66,696
776	EchoStar Corp. *	30,745
8,669	Extreme Networks, Inc. *	63,067
4,217	Mobile TeleSystems PJSC - ADR	34,158
174	Motorola Solutions, Inc.	29,651
11,596	VEON Ltd. - ADR	27,830
		252,147
	TRANSPORTATION - 1.4%
10,405	Ardmore Shipping Corp. *	69,609
3,275	Dorian LPG Ltd. *	33,929
8,397	Frontline Ltd. *	76,413
1,141	Scorpio Tankers, Inc.	33,956
9,129	Teekay Corp.	36,516
2,477	Teekay LNG Partners LP	33,811
		284,234

	TOTAL COMMON STOCK (Cost - $9,805,710)	10,319,899

	EXCHANGE TRADED FUND - 7.5%
	EQUITY FUND - 7.5%
5,135	SPDR S&P 500 ETF Trust	1,523,914
	TOTAL EXCHANGE TRADED FUND (Cost - $1,294,356)

	SHORT-TERM INVESTMENT - 8.9%
	MONEY MARKET FUND - 8.9%
1,826,551	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.86% **	1,826,551
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,826,551)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 16.0%
$2,000,000	United States Treasury Bill, 1.84% due 1/2/2020 # +	1,990,670
1,300,000	United States Treasury Bill, 1.74% due 9/10/2020 #	1,278,758
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,265,415)	3,269,428

	TOTAL INVESTMENTS - 83.0% (Cost - $16,192,032)	$16,939,792
	OTHER ASSETS IN EXCESS OF LIABILITIES - 17.0%	3,461,669
	NET ASSETS - 100.0%	$20,401,461

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

#	Discount rate at the time of purchase.

+	A portion of this security is pledged as collateral for total return swaps. As of September 30, 2019, the vaue of the pledged portion is $1,990,680.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

FUTURE CONTRACTS
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future December 2019				Goldman Sachs	61	12/20/2019	$9,084,425	$(77,470)

TOTAL RETURN SWAPS
Description	Currency	Index	Spread	Counterparty	Number of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	85,718	9/23/2020	$7,900,585	$(28,651)
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	82,936	10/29/2020	7,083,456	(19,797)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.28%	JP Morgan	19,450	3/4/2021	5,801,546	(5,067)
								$(53,515)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(0.95)%	Goldman Sachs	84,310	9/23/2020	8,509,503	$153,143
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.20)%	Goldman Sachs	75,372	10/29/2020	7,101,799	7,786
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(1.05)%	JP Morgan	53,044	6/19/2020	5,144,478	692
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.20)%	JP Morgan	53,929	6/17/2020	5,468,708	199,537
								$361,158

								$307,643

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	COMMON STOCK - 50.4%
	ADVERTISING - 0.2%
914	Interpublic Group of Cos., Inc.	$19,706

	AEROSPACE/DEFENSE - 0.3%
1,516	Arconic, Inc.	39,416

	AIRLINES - 1.4%
314	Alaska Air Group, Inc.	20,382
708	American Airlines Group, Inc.	19,095
471	Azul SA - ADR *	16,871
667	Delta Air Lines, Inc.	38,419
986	Gol Linhas Aereas Inteligentes SA - ADR	15,253
373	Southwest Airlines Co.	20,146
451	United Airlines Holdings, Inc.	39,873
		170,039
	APPAREL - 0.5%
134	Deckers Outdoor Corp. *	19,746
1,140	Skechers U.S.A., Inc.	42,579
		62,325
	AUTO PARTS & EQUIPMENT - 0.6%
1,451	Dana, Inc.	20,952
1,031	Meritor, Inc. *	19,073
1,483	Spartan Motors, Inc.	20,347
1,612	Telenav, Inc. *	7,705
		68,077
	BANKS - 0.3%
629	Meta Financial Group, Inc.	20,512
331	Walker & Dunlop, Inc.	18,513
		39,025
	BUILDING MATERIALS - 0.3%
264	Vulcan Materials Co.	39,927

	CHEMICALS - 0.5%
3,786	Israel Chemicals Ltd.	18,968
37	Sherwin-Williams Co.	20,345
929	Valvoline, Inc.	20,466
		59,779
	COMMERCIAL SERVICES - 2.6%
472	ABM Industries, Inc.	17,143
691	Avis Budget Group, Inc. *	19,528
2,124	Career Education Corp. *	33,750
3,871	Cross Country Healthcare, Inc. *	39,871
121	Euronet Worldwide, Inc. *	17,702
586	HMS Holdings Corp. *	20,196
844	Kelly Services, Inc.	20,442
185	New Oriental Education & Technology Group, Inc. - ADR *	20,491
183	Paylocity Holding Corp. *	17,857
196	PayPal Holdings, Inc.	20,304
1,510	R1 RCM, Inc. *	13,484
154	S&P Global, Inc.	37,727
367	ServiceMaster Global Holdings, Inc. *	20,515
325	TriNet Group, Inc. *	20,212
		319,222
	COMPUTERS - 1.7%
91	Apple, Inc.	20,381
297	Cognizant Technology Solutions Corp.	17,899
160	CyberArk Software Ltd. *	15,971
1,808	Diebold Nixdorf, Inc. *	20,250
587	DXC Technology Co.	17,316
211	EPAM Systems, Inc. *	38,470
222	Globant SA *	20,331
967	HP, Inc.	18,296
217	Leidos Holdings, Inc.	18,636
378	Seagate Technology PLC	20,333
		207,883
	COSMETICS PERSONAL CARE - 0.6%
2,258	elf Beauty, Inc. *	39,538
204	Estee Lauder Cos., Inc.	40,586
		80,124
	DISTRIBUTION/WHOLESALE - 0.5%
255	Copart, Inc. *	20,484
1,188	Core-Mark Holding Co., Inc.	38,153
		58,637
	DIVERSIFIED FINANCIAL SERVICES - 1.8%
146	Ameriprise Financial, Inc.	21,477
505	LPL Financial Holdings, Inc.	41,360
141	Mastercard, Inc.	38,291
675	Oppenheimer Holdings, Inc.	20,290
1,356	PennyMac Financial Services, Inc. *	41,195
351	Stifel Financial Corp.	20,140
218	Visa, Inc.	37,498
		220,251
	ELECTRICAL COMPONENTS AND EQUIPMENT - 0.3%
510	Generac Holdings, Inc.	39,953

	ELECTRONICS - 1.3%
258	Agilent Technologies, Inc.	19,771
274	Arrow Electronics, Inc. *	20,435
1,437	Gentex Corp.	39,568
276	Itron, Inc. *	20,413
1,241	Jabil, Inc.	44,391
174	OSI Systems, Inc. *	17,671
		162,249
	ENGINEERING & CONSTRUCTION - 1.3%
238	EMCOR Group, Inc.	20,497
257	Exponent, Inc.	17,964
424	frontdoor, Inc. *	20,594
1,775	Great Lakes Dredge & Dock Corp. *	18,549
750	KBR, Inc.	18,405
1,049	Primoris Services Corp.	20,571
416	TopBuild Corp. *	40,115
		156,695
	ENTERTAINMENT - 0.4%
1,973	Everi Holdings, Inc. *	16,692
570	Live Nation Entertainment, Inc. *	37,814
		54,506

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.4%
	FOOD - 1.5%
4,149	BRF SA *	$38,005
2,764	Cosan Ltd. *	41,184
526	Ingles Markets, Inc.	20,440
208	John B Sanfilippo & Son, Inc.	20,093
443	Performance Food Group Co. *	20,382
633	Pilgrim’s Pride Corp. *	20,284
701	Simply Good Foods Co. *	20,322
		180,710
	FOREST PRODUCTS & PAPER - 0.2%
1,342	PH Glatfelter Co.	20,653

	GAS - 0.1%
960	Global Partners LP	18,826

	HEALTHCARE-PRODUCTS - 1.6%
912	Bruker Corp.	40,064
141	Danaher Corp.	20,365
177	Edwards Lifesciences Corp. *	38,924
137	Masimo Corp. *	20,384
150	ResMed, Inc.	20,266
49	Teleflex, Inc.	16,648
338	Varian Medical Systems, Inc. *	40,252
		196,903
	HEALTHCARE-SERVICES - 2.2%
468	Centene Corp. *	20,246
42	Chemed Corp.	17,538
786	Ensign Group, Inc.	37,280
168	HCA Healthcare, Inc.	20,231
116	ICON PLC *	17,091
136	IQVIA Holdings, Inc. *	20,316
329	Magellan Health, Inc. *	20,431
473	Medpace Holdings, Inc. *	39,751
184	Molina Healthcare, Inc. *	20,188
1,224	Select Medical Holdings Corp. *	20,282
3,185	Surgery Partners, Inc. *	23,521
381	Syneos Health, Inc. *	20,273
		277,148
	HOME BUILDERS - 1.2%
2,945	Beazer Homes USA, Inc. *	43,881
358	Installed Building Products, Inc. *	20,528
1,057	M/I Homes, Inc. *	39,796
1,600	Taylor Morrison Home Corp. *	41,504
		145,709
	HOME FURNISHINGS - 0.5%
509	Tempur Sealy International, Inc. *	39,295
398	Universal Electronics, Inc. *	20,258
		59,553
	HOUSEHOLD PRODUCTS/WARES - 0.2%
2,082	ACCO Brands Corp.	20,549

	HOUSEWARES - 0.3%
165	Scotts Miracle-Gro Co.	16,800
1,346	Tupperware Brands Corp.	21,361
		38,161
	INSURANCE - 4.8%
177	Allstate Corp.	19,236
953	Arch Capital Group Ltd. *	40,007
311	Assurant, Inc.	39,130
568	Brown & Brown, Inc.	20,482
175	Cincinnati Financial Corp.	20,417
1,231	CNO Financial Group, Inc.	19,487
812	Essent Group Ltd.	38,708
414	Fidelity National Financial, Inc.	18,386
318	First American Financial Corp.	18,765
1,068	Hallmark Financial Services, Inc. *	20,431
652	Hartford Financial Services Group, Inc.	39,518
199	Kinsale Capital Group, Inc.	20,559
3,094	MGIC Investment Corp.	38,923
1,443	NMI Holdings, Inc.	37,893
342	Principal Financial Group, Inc.	19,542
223	Prudential Financial, Inc.	20,059
1,701	Radian Group, Inc.	38,851
124	Reinsurance Group of America, Inc.	19,825
502	Selective Insurance Group, Inc.	37,745
369	Voya Financial, Inc.	20,088
537	WR Berkley Corp.	38,788
		586,840
	INTERNET - 2.3%
987	1-800-Flowers.com, Inc. *	14,603
331	CDW Corp.	40,792
5,724	DHI Group, Inc. *	22,037
142	F5 Networks, Inc. *	19,940
214	Facebook, Inc. *	38,109
900	NIC, Inc.	18,585
1,056	Perficient, Inc. *	40,740
7,465	Perion Network Ltd. *	36,504
196	VeriSign, Inc. *	36,971
126	Wix.com Ltd. *	14,709
		282,990
	IRON/STEEL - 0.1%
5,204	Cia Siderurgica Nacional SA - ADR	16,445

	LEISURE TIME - 0.1%
264	Planet Fitness, Inc.	15,278

	LODGING - 0.7%
229	Choice Hotels International, Inc.	20,372
944	Melco Resorts & Entertainment Ltd. - ADR	18,323
911	Wyndham Destinations, Inc.	41,924
		80,619
	MACHINERY-DIVERSIFIED - 0.3%
2,551	Hollysys Automation Technologies Ltd.	38,750

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.4%
	MEDIA - 1.2%
1,385	Altice USA, Inc. *	$39,722
4,568	Central European Media Enterprises Ltd. *	20,510
454	Comcast Corp.	20,466
221	DISH Network Corp. *	7,529
4,921	Entercom Communications Corp.	16,436
1,537	EW Scripps Co.	20,411
411	Sinclair Broadcast Group, Inc.	17,566
		142,640
	MINING - 0.5%
3,297	Constellium SE *	41,905
3,731	Kinross Gold Corp. *	17,163
		59,068
	OFFICE FURNISHINGS - 0.5%
445	Herman Miller, Inc.	20,510
1,061	Kimball International, Inc.	20,477
809	Knoll, Inc.	20,508
		61,495
	OIL & GAS - 1.6%
2,218	Cenovus Energy, Inc.	20,805
352	ConocoPhillips	20,057
432	CVR Energy, Inc.	19,021
460	Helmerich & Payne, Inc.	18,432
411	HollyFrontier Corp.	22,046
853	Par Pacific Holdings Inc	19,500
186	Phillips 66	19,046
601	Sunoco LP	18,901
477	Valero Energy Corp.	40,659
		198,467
	OIL & GAS SERVICES - 0.6%
807	Dril-Quip, Inc. *	40,495
1,642	TechnipFMC PLC *	39,638
		80,133
	PACKAGING & CONTAINERS - 0.3%
1,071	Ardagh Group SA	16,793
231	Ball Corp	16,819
		33,612
	PHARMACEUTICALS - 0.3%
432	Cardinal Health, Inc.	20,386
164	Zoetis, Inc.	20,433
		40,819
	PIPELINES - 0.5%
2,857	NGL Energy Partners LP	39,741
825	Plains GP Holdings LP	17,515
		57,256
	REAL ESTATE - 0.3%
743	CBRE Group, Inc. *	39,386

	RETAIL - 4.2%
102	Burlington Stores, Inc. *	20,382
108	Casey’s General Stores, Inc.	17,405
46	Chipotle Mexican Grill, Inc. *	38,662
71	Costco Wholesale Corp.	20,456
799	Denny’s Corp. *	18,189
236	Dine Brands Global, Inc.	17,903
1,327	Foundation Building Materials, Inc. *	20,555
718	GMS, Inc. *	20,621
458	Group 1 Automotive, Inc.	42,278
299	Lithia Motors, Inc.	39,582
210	Lululemon Athletica, Inc. *	40,431
119	RH *	20,329
363	Ross Stores, Inc.	39,876
1,525	Signet Jewelers Ltd.	25,559
421	Starbucks Corp.	37,225
192	Target Corp.	20,527
181	Tractor Supply Co.	16,370
1,013	World Fuel Services Corp.	40,459
453	Yum China Holdings, Inc.	20,580
		517,389
	SEMICONDUCTORS - 2.3%
325	Ambarella, Inc. *	20,421
409	Applied Materials, Inc.	20,409
437	Entegris, Inc.	20,565
620	Inphi Corp. *	37,851
128	KLA Corp.	20,410
180	Lam Research Corp.	41,600
1,788	MagnaChip Semiconductor Corp. *	18,130
188	NXP Semiconductors NV	20,515
521	QUALCOMM, Inc.	39,742
705	Teradyne, Inc.	40,827
		280,470
	SOFTWARE - 4.6%
628	ACI Worldwide, Inc. *	19,672
435	Akamai Technologies, Inc. *	39,750
303	Aspen Technology, Inc. *	37,293
3,606	Avaya Holdings Corp. *	36,889
2,908	Avid Technology, Inc. *	18,001
266	Cadence Design Systems, Inc. *	17,577
258	Cerner Corp.	17,588
121	Fair Isaac Corp. *	36,726
76	Intuit, Inc.	20,211
571	LivePerson, Inc. *	20,385
474	Manhattan Associates, Inc. *	38,238
283	Microsoft Corp.	39,345
5,789	MobileIron, Inc. *	37,889
175	Paycom Software, Inc. *	36,661
341	PROS Holdings, Inc. *	20,324
71	ServiceNow, Inc. *	18,023
292	Synopsys, Inc. *	40,077
163	Take-Two Interactive Software, Inc. *	20,430
249	Veeva Systems, Inc. *	38,020
3,268	Zynga, Inc. *	19,020
		572,119
	SOLAR ENERGY EQUIPMENT - 0.2%
1,074	Canadian Solar, Inc. *	20,277

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2019

Shares		Fair Value
	COMMON STOCK (Continued) - 50.4%
	TELECOMMUNICATIONS - 1.2%
2,122	AudioCodes Ltd.	$40,127
467	EchoStar Corp. *	18,503
5,217	Extreme Networks, Inc. *	37,954
2,539	Mobile TeleSystems PJSC - ADR	20,566
104	Motorola Solutions, Inc.	17,723
6,973	VEON Ltd. - ADR	16,735
		151,608
	TRANSPORTATION - 1.4%
6,260	Ardmore Shipping Corp. *	41,879
1,969	Dorian LPG Ltd. *	20,399
5,053	Frontline Ltd. *	45,982
687	Scorpio Tankers, Inc.	20,445
5,490	Teekay Corp.	21,960
1,491	Teekay LNG Partners LP	20,352
		171,017

	TOTAL COMMON STOCK (Cost - $5,899,269)	6,202,704

	EXCHANGE TRADED FUND - 4.9%
	EQUITY FUND - 4.9%
2,029	SPDR S&P 500 ETF Trust	602,146
	TOTAL EXCHANGE TRADED FUND (Cost - $535,225)

Principal
	U.S. GOVERNMENT OBLIGATIONS - 29.4%
$1,850,000	United States Treasury Bill, 1.84% due 1/2/2020 # +	1,841,370
1,000,000	United States Treasury Bill, 1.84% due 2/27/2020 #	992,623
800,000	United States Treasury Bill, 1.74% due 9/10/2020 #	786,928
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,614,517)	3,620,921

Shares
	SHORT-TERM INVESTMENTS - 8.4%
	MONEY MARKET FUNDS - 8.4%
750,078	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 1.86% *	750,078
275,633	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.64% **	275,633
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,025,711)	1,025,711

	TOTAL INVESTMENTS - 93.1% (Cost - $11,074,722)	$11,451,482
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.9%	851,790
	NET ASSETS - 100.0%	$12,303,272

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

SPDR - Standard & Poor’s Depositary Receipt

*	Non income producing security.

+	A portion of this security is pledged as collateral for total return swaps. As of September 30, 2019, the value of the pledged portion is $1,343,709.

#	Discount rate at the time of purchase.

**	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

FUTURE CONTRACTS
					Number of	Expiration	Notional Amount/	Unrealized
Description				Counterparty	Contracts	Date	Value	Depreciation
Long
S&P 500 E-Mini Future December 2019				Goldman Sachs	4	12/20/2019	$595,700	$(5,062)

TOTAL RETURN SWAPS
Description	Currency	Index	Spread	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation) ^
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	49,714	9/23/2020	$4,582,115	$(16,616)
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	49,864	10/29/2020	4,258,819	(11,903)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	16,433	12/16/2019	4,901,635	(4,304)
								$(32,823)
Short
GS Client Global Stock Short Basket ***	USD	1 Month USD Libor	(0.95)%	Goldman Sachs	48,897	9/23/2020	4,935,229	$88,817
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.20)%	Goldman Sachs	45,316	10/29/2020	4,269,823	4,681
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(1.05)%	JP Morgan	31,879	12/16/2019	3,091,788	(378)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.20)%	JP Morgan	30,981	6/17/2020	3,141,650	114,632
								$207,752

								$174,929

***	The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

^	Includes dividends receivable and interest payable.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS
September 30, 2019

Shares		Fair Value
	EXCHANGE TRADED FUND - 26.2%
	DEBT FUND - 26.2%
106,649	VanEck Vectors High-Yield Municipal Index ETF	$6,871,395
	TOTAL EXCHANGE TRADED FUND (Cost - $6,883,161)

	MUTUAL FUNDS - 72.5%
	DEBT FUNDS - 72.5%
720,740	BlackRock High Yield Municipal Fund - Institutional Class	7,229,020
729,231	Eaton Vance High Yield Municipal Income Fund - Class I	6,767,259
488,317	Franklin High Yield Tax-Free Income Fund - Advisor Class	5,024,786
	TOTAL MUTUAL FUNDS (Cost - $18,281,347)	19,021,065

	SHORT-TERM INVESTMENT - 0.9%
	MONEY MARKET FUND - 0.9%
252,261	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.85% *	252,261
	TOTAL SHORT-TERM INVESTMENT (Cost - $252,261)

	TOTAL INVESTMENTS - 99.6% (Cost - $25,416,769)	$26,144,721
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	96,789
	NET ASSETS - 100.0%	$26,241,510

ETF - Exchange Traded Fund

*	Money market fund; interest rate reflects seven-day effective yield on September 30, 2019.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2019

	Counterpoint	Counterpoint	Counterpoint		Counterpoint
	Tactical Income	Tactical Equity	Long-Short		Tactical
	Fund	Fund	Equity Fund		Municipal Fund
ASSETS
Investment securities:
At cost	$334,870,286	$16,192,032	$11,074,722		$25,416,769
At value	$345,378,748	$16,939,792	$11,451,482		$26,144,721
Cash held for collateral at broker	1,658,194	1,414,468	119,135		—
Dividends and interest receivable	1,141,072	15,218	8,467		74,030
Receivable for Fund shares sold	1,226,546	28	—		21,234
Unrealized appreciation on total return swaps	—	307,643	174,929		—
Receivable for securities sold	—	4,851,260	2,429,949		—
Receivable due from advisor	—	—	—		1,815
Receivable due from Broker - Swaps	—	259,635	140,252		—
Prepaid expenses and other assets	54,450	23,663	8,726		27,529
TOTAL ASSETS	349,459,010	23,811,707	14,332,940		26,269,329

LIABILITIES
Investment advisory fees payable	356,493	11,941	17,062		—
Payable for Fund shares redeemed	116,350	80,592	—		—
Unrealized depreciation on total return swaps	76,039	—	—		—
Payable to related parties	41,704	7,396	5,556		4,853
Distribution (12b-1) fees payable	41,082	1,668	1,237		574
Unrealized depreciation on futures contracts	—	77,470	5,062		—
Payable for investments purchased	—	3,207,115	1,977,306		—
Payable for dividends on securities sold short	—	53	—		—
Accrued expenses and other liabilities	48,471	24,011	23,445		22,392
TOTAL LIABILITIES	680,139	3,410,246	2,029,668		27,819
NET ASSETS	$348,778,871	$20,401,461	$12,303,272		$26,241,510

NET ASSETS CONSIST OF:
Paid in capital	$350,169,970	$23,936,325	$12,828,144		$25,626,889
Accumulated earnings (loss)	$(1,391,099)	$(3,534,864)	$(524,872)		$614,621
NET ASSETS	$348,778,871	$20,401,461	$12,303,272		$26,241,510

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$69,747,386	$3,369,352	$5,960,301		$1,870,767
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,463,086	267,353	429,104		178,640
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.79	$12.60	$13.89		$10.47
Maximum offering price per share (maximum sales charge of 4.50%, 5.75%, 5.75% and 4.50%, respectively)	$11.30	$13.37	$14.74		$10.97

Class C Shares :
Net Assets	$32,577,636	$1,180,724	$98		$222,056
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,026,394	96,613	7		21,230
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.76	$12.22	$14.14	(a)	$10.46

Class I Shares:
Net Assets	$246,453,849	$15,851,385	$6,342,873		$24,148,687
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	22,852,430	1,245,263	456,323		2,305,789
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$10.78	$12.73	$13.90		$10.47

(a)	Net assets divided by shares outstanding does not equal net assets value due to rounding.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2019

	Counterpoint	Counterpoint	Counterpoint	Counterpoint
	Tactical Income	Tactical Equity	Long-Short	Tactical Municipal
	Fund	Fund	Equity Fund	Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $1,723, $755 and $0, respectively)	$15,607,291	$281,582	$118,149	$558,209
Interest	1,712,376	154,021	108,313	49,044
TOTAL INVESTMENT INCOME	17,319,667	435,603	226,462	607,253

EXPENSES
Investment advisory fees	4,297,809	336,255	166,442	112,630
Distribution (12b-1) fees:
Class A	198,426	12,053	22,727	3,593
Class C	320,993	22,790	—	1,502
Administrative services fees	257,005	33,029	20,150	14,870
Third party administrative servicing fees	245,959	21,008	2,603	14,483
Transfer agent fees	127,094	39,016	35,000	36,000
Accounting services fees	113,147	13,070	8,495	9,327
Printing and postage expenses	77,636	7,488	4,318	3,002
Registration fees	58,988	27,513	12,014	30,014
Custodian fees	41,995	15,024	12,994	6,507
Compliance officer fees	24,501	3,938	6,958	7,471
Audit fees	18,148	18,148	18,148	21,184
Trustees’ fees and expenses	15,002	15,002	15,102	15,102
Legal fees	12,501	12,502	12,542	12,502
Insurance expense	9,799	704	500	100
Dividends on securities sold short	—	19,672	—	—
Interest expense	—	72	—	—
Other expenses	4,720	5,501	4,500	4,500
TOTAL EXPENSES	5,823,723	602,785	342,493	292,787
Less: Fees waived by the Advisor	—	(78,070)	(87,088)	(126,450)
TOTAL NET EXPENSES	5,823,723	524,715	255,405	166,337

NET INVESTMENT INCOME (LOSS)	11,495,944	(89,112)	(28,943)	440,916

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(11,201,086)	(717,116)	(799,405)	(142,382)
Net realized loss on swap contracts	(828,532)	(2,160,308)	(31,023)	—
Net realized loss on swaptions purchased	(553,125)	—	—	—
Net realized gain (loss) on futures contracts	(330,000)	(2,348,480)	101,430	—
Net realized gain on securities sold short	—	1,450,971	332	—
Net realized loss on options purchased	—	(569,882)	—	—
Net realized gain (loss) on foreign currency transactions	—	52	(2)	—
	(12,912,743)	(4,344,763)	(728,668)	(142,382)
Net change in unrealized appreciation (depreciation) on investments	11,893,625	(1,318,298)	(636,513)	767,612
Net change in unrealized appreciation (depreciation) on futures contracts	470,256	(170,860)	(13,910)	—
Net change in unrealized depreciation on foreign currency translations	—	(29)	—	—
Net change in unrealized depreciation on securities sold short	—	(122,028)	—	—
Net change in unrealized appreciation (depreciation) on swap contracts	(221,507)	418,911	146,109	—
	12,142,374	(1,192,304)	(504,314)	767,612

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(770,369)	(5,537,067)	(1,232,982)	625,230

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,725,575	$(5,626,179)	$(1,261,925)	$1,066,146

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment income	$11,495,944	$9,805,652
Net realized gain (loss) on investments, futures contracts, options purchased, options written, swap contracts, swaptions purchased and swaptions written	(12,912,743)	6,127,846
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap contracts and swaptions purchased	12,142,374	(16,719,312)
Net increase (decrease) in net assets resulting from operations	10,725,575	(785,814)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(3,461,315)
Class C	—	(681,525)
Class I	—	(8,719,731)
From net realized gains:
Class A	—	(18,291)
Class C	—	(5,381)
Class I	—	(38,357)
Total distributions paid: *
Class A	(3,727,662)	—
Class C	(1,355,723)	—
Class I	(11,765,030)	—
Net decrease in net assets resulting from distributions to shareholders	(16,848,415)	(12,924,600)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	48,763,296	55,460,424
Class C	6,659,807	12,568,376
Class I	97,366,914	129,004,484
Net asset value of shares issued in reinvestment of distributions:
Class A	3,612,558	3,358,890
Class C	1,017,308	488,051
Class I	11,334,395	8,436,199
Payments for shares redeemed:
Class A	(88,746,518)	(82,572,759)
Class C	(9,945,103)	(9,504,555)
Class I	(119,811,565)	(114,828,315)
Net increase (decrease) in net assets from shares of beneficial interest	(49,748,908)	2,410,795

TOTAL DECREASE IN NET ASSETS	(55,871,748)	(11,299,619)

NET ASSETS
Beginning of Year	404,650,619	415,950,238
End of Year **	$348,778,871	$404,650,619

SHARE ACTIVITY
Class A:
Shares Sold	4,653,372	5,039,597
Shares Reinvested	341,730	305,455
Shares Redeemed	(8,416,219)	(7,478,359)
Net decrease in shares of beneficial interest outstanding	(3,421,117)	(2,133,307)

Class C:
Shares Sold	622,516	1,143,498
Shares Reinvested	96,556	44,497
Shares Redeemed	(936,441)	(869,322)
Net increase (decrease) in shares of beneficial interest outstanding	(217,369)	318,673

Class I:
Shares Sold	9,122,676	11,759,781
Shares Reinvested	1,071,541	767,956
Shares Redeemed	(11,325,577)	(10,458,228)
Net increase (decrease) in shares of beneficial interest outstanding	(1,131,360)	2,069,509

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Year includes undistributed net investment income of $1,433,098 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2019	September 30, 2018
FROM OPERATIONS
Net investment loss	$(89,112)	$(304,115)
Net realized gain (loss) on investments,foreign currency transactions, futures contracts, options purchased, options written, securities sold short and swap contracts	(4,344,763)	476,729
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, futures contracts, securities sold short and swap contracts	(1,192,304)	1,373,738
Net increase (decrease) in net assets resulting from operations	(5,626,179)	1,546,352

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(229,503)
Class C	—	(87,210)
Class I	—	(678,473)
Total distributions paid: *
Class A	(185,067)	—
Class C	(95,713)	—
Class I	(723,799)	—
Net decrease in net assets resulting from distributions to shareholders	(1,004,579)	(995,186)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,730,332	3,112,018
Class C	470,770	1,644,461
Class I	12,743,394	19,253,760
Net asset value of shares issued in reinvestment of distributions:
Class A	178,537	224,596
Class C	38,592	41,030
Class I	694,091	624,239
Payments for shares redeemed:
Class A	(5,643,622)	(895,279)
Class C	(1,630,978)	(78,383)
Class I	(16,355,695)	(7,379,375)
Net increase (decrease) in net assets from shares of beneficial interest	(5,774,579)	16,547,067

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,405,337)	17,098,233

NET ASSETS
Beginning of Year	32,806,798	15,708,565
End of Year **	$20,401,461	$32,806,798

SHARE ACTIVITY
Class A:
Shares Sold	267,138	198,987
Shares Reinvested	12,433	14,443
Shares Redeemed	(409,336)	(57,326)
Net increase (decrease) in shares of beneficial interest outstanding	(129,765)	156,104

Class C:
Shares Sold	33,561	106,170
Shares Reinvested	2,755	2,682
Shares Redeemed	(124,007)	(5,124)
Net increase (decrease) in shares of beneficial interest outstanding	(87,691)	103,728

Class I:
Shares Sold	896,860	1,228,395
Shares Reinvested	47,934	39,913
Shares Redeemed	(1,171,846)	(469,888)
Net increase (decrease) in shares of beneficial interest outstanding	(227,052)	798,420

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets - End of Period includes undistributed net investment income of $125,183 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (a)
FROM OPERATIONS
Net investment loss	$(28,943)	$(81,280)
Net realized loss on investments,foreign currency transactions, futures contracts, options purchased, securities sold short and swap contracts	(728,668)	(504,824)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contracts	(504,314)	1,050,941
Net increase (decrease) in net assets resulting from operations	(1,261,925)	464,837

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(31,573)
Class I	—	(643)
From return of capital:
Class A	—	(81,709)
Class C	—	(1)
Class I	—	(1,374)
Total distributions paid: *
Class A	(219,593)	—
Class C	(2)	—
Class I	(47,376)	—
Net decrease in net assets resulting from distributions to shareholders	(266,971)	(115,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,568,743	23,752,645
Class C	—	100
Class I	6,276,401	1,628,602
Net asset value of shares issued in reinvestment of distributions:
Class A	189,607	103,823
Class C	2	—
Class I	46,159	2,017
Payments for shares redeemed:
Class A	(11,801,386)	(7,906,701)
Class I	(1,320,347)	(57,034)
Net increase (decrease) in net assets from shares of beneficial interest	(4,040,821)	17,523,452

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,569,717)	17,872,989

NET ASSETS
Beginning of Year/Period	17,872,989	—
End of Year/Period **	$12,303,272	$17,872,989

SHARE ACTIVITY
Class A:
Shares Sold	182,398	1,562,781
Shares Reinvested	13,486	6,751
Shares Redeemed	(820,909)	(515,403)
Net increase (decrease) in shares of beneficial interest outstanding	(625,025)	1,054,129

Class C:
Shares Reinvested	0 (b)	7
Net increase in shares of beneficial interest outstanding	0	7

Class I:
Shares Sold	444,730	106,214
Shares Reinvested	3,288	131
Shares Redeemed	(94,303)	(3,737)
Net increase in shares of beneficial interest outstanding	353,715	102,608

(a)	The Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017.

(b)	Less than 1 share

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year/Period includes undistributed net investment loss of $(21,642) as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (a)
FROM OPERATIONS
Net investment income	$440,916	$117,985
Net realized loss on investments	(142,382)	(68)
Net change in unrealized appreciation (depreciation) on investments	767,612	(39,660)
Net increase in net assets resulting from operations	1,066,146	78,257

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(7,277)
Class C	—	(384)
Class I	—	(103,618)
Total distributions paid: *
Class A	(34,627)	—
Class C	(2,840)	—
Class I	(381,036)	—
Net decrease in net assets resulting from distributions to shareholders	(418,503)	(111,279)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,291,502	1,056,317
Class C	142,520	68,299
Class I	17,152,516	13,423,000
Net asset value of shares issued in reinvestment of distributions:
Class A	34,627	7,277
Class C	2,840	384
Class I	309,168	82,463
Payments for shares redeemed:
Class A	(551,259)	(37,447)
Class I	(6,942,102)	(413,216)
Net increase in net assets from shares of beneficial interest	11,439,812	14,187,077

TOTAL INCREASE IN NET ASSETS	12,087,455	14,154,055

NET ASSETS
Beginning of Year/Period	14,154,055	—
End of Year/Period **	$26,241,510	$14,154,055

SHARE ACTIVITY
Class A:
Shares Sold	127,253	105,259
Shares Reinvested	3,380	725
Shares Redeemed	(54,259)	(3,718)
Net increase in shares of beneficial interest outstanding	76,374	102,266

Class C:
Shares Sold	14,139	6,776
Shares Reinvested	277	38
Net increase in shares of beneficial interest outstanding	14,416	6,814

Class I:
Shares Sold	1,658,485	1,339,086
Shares Reinvested	30,183	8,211
Shares Redeemed	(689,134)	(41,042)
Net increase in shares of beneficial interest outstanding	999,534	1,306,255

(a)	The Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018.

*	Distributions from net investment income and net realized capital gains, if applicable, are combined for the year ended September 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended September 30, 2018 have not been reclassified to conform to the current year presentation.

**	Net Assets- End of Year/Period includes undistributed net investment income of $6,706 as of September 30, 2018.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.91	$11.28		$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.35	0.28		0.32	0.29	0.07
Net realized and unrealized gain (loss) on investments (3)	0.05	(0.31)		0.32	1.00	0.15
Total from investment operations	0.40	(0.03)		0.64	1.29	0.22
Paid-in-capital from redemption fees	—	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.38)	(0.34)		(0.38)	(0.21)	(0.12)
Return of Capital	—	—		—	—	(0.01)
Net realized gains	(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.52)	(0.34)		(0.53)	(0.21)	(0.13)
Net asset value, end of period	$10.79	$10.91		$11.28	$11.17	$10.09
Total return (5)	3.89%	(0.27)%		5.95%	12.85%	2.20	% (6)
Net assets, at end of period (000’s)	$69,747	$107,839		$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.79%	1.77%		1.77%	1.85%	2.18	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.79%	1.77%		1.77%	1.93%	2.00	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.27%	2.55%		2.82%	2.77%	0.67	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.27%	2.55%		2.82%	2.69%	0.85	% (9)
Portfolio Turnover Rate	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.89	$11.22		$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.27	0.20		0.23	0.20	(0.03)
Net realized and unrealized gain (loss) on investments (3)	0.05	(0.32)		0.33	1.01	0.21
Total from investment operations	0.32	(0.12)		0.56	1.21	0.18
Paid-in-capital from redemption fees	—	—		—	—	0.00	(4)
Less distributions from:
Net investment income	(0.31)	(0.21)		(0.31)	(0.15)	(0.11)
Return of capital	—	—		—	—	(0.01)
Net realized gains	(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.45)	(0.21)		(0.46)	(0.15)	(0.12)
Net asset value, end of period	$10.76	$10.89		$11.22	$11.12	$10.06
Total return (5)	3.11%	(1.03)%		5.15%	12.09%	1.72	% (6)
Net assets, at end of period (000’s)	$32,578	$35,336		$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	2.54%	2.52%		2.52%	2.60%	2.91	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	2.54%	2.52%		2.52%	2.68%	2.75	% (9)
Ratio of net investment income (loss) before waiver/recapture to average net assets (7,10)	2.52%	1.79%		2.08%	1.98%	(0.48	)% (9)
Ratio of net investment income (loss) after waiver/recapture to average net assets (7,10)	2.52%	1.79%		2.08%	1.90%	(0.32	)% (9)
Portfolio Turnover Rate	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the		For the	For the	For the
	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018		September 30, 2017	September 30, 2016	September 30, 2015 (1)
Net asset value, beginning of period	$10.90	$11.30		$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.37	0.30		0.35	0.27	0.13
Net realized and unrealized gain (loss) on investments (3)	0.05	(0.31)		0.33	1.04	0.11
Total from investment operations	0.42	(0.01)		0.68	1.31	0.24
Paid-in-capital from redemption fees	—	—		—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.40)	(0.39)		(0.41)	(0.23)	(0.13)
Return of capital	—	—		—	—	(0.01)
Net realized gains	(0.14)	(0.00	) (4)	(0.15)	—	—
Total distributions	(0.54)	(0.39)		(0.56)	(0.23)	(0.14)
Net asset value, end of period	$10.78	$10.90		$11.30	$11.18	$10.10
Total return (5)	4.13%	(0.07)%		6.18%	13.04%	2.38	% (6)
Net assets, at end of period (000s)	$246,454	$261,476		$247,550	$130,503	$55,407
Ratio of gross expenses to average net assets before waiver/recapture (7,8)	1.54%	1.52%		1.52%	1.60%	2.07	% (9)
Ratio of net expenses to average net assets after waiver/recapture (7)	1.54%	1.52%		1.52%	1.68%	1.75	% (9)
Ratio of net investment income before waiver/recapture to average net assets (7,10)	3.49%	2.74%		3.07%	2.60%	1.25	% (9)
Ratio of net investment income after waiver/recapture to average net assets (7,10)	3.49%	2.74%		3.07%	2.52%	1.57	% (9)
Portfolio Turnover Rate	353%	380%		71%	123%	211	% (6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Amount is less than $0.01.

(5)	Total return assumes reinvestment of all dividends and distributions, if any.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.92	$15.75	$14.36	$15.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.09)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(2.77)	1.17	1.42	(0.53)
Total from investment operations	(2.83)	1.08	1.39	(0.64)
Less distributions from:
Net realized gains	(0.49)	(0.91)	—	—
Total distributions	(0.49)	(0.91)	—	—
Net asset value, end of period	$12.60	$15.92	$15.75	$14.36
Total return (4)	(18.15)%	7.02%	9.68%	(4.27	)% (5)
Net assets, at end of period (000s)	$3,369	$6,322	$3,796	$2,632
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.37%	3.12%	4.18%	4.50	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.08%	2.81%	3.33%	2.75	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(0.81)%	(1.68)%	(2.37)%	(3.22	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(0.52)%	(1.37)%	(1.52)%	(1.72	)% (9)
Portfolio Turnover Rate	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.29%	2.31%	2.85%	3.75	% (9)

Net expenses to average net assets	2.00%	2.00%	2.00%	2.00	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$15.57	$15.53	$14.26	$15.00
Activity from investment operations:
Net investment loss (2)	(0.19)	(0.20)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments (3)	(2.67)	1.15	1.41	(0.54)
Total from investment operations	(2.86)	0.95	1.27	(0.74)
Less distributions from:
Net realized gains	(0.49)	(0.91)	—	—
Total distributions	(0.49)	(0.91)	—	—
Net asset value, end of period	$12.22	$15.57	$15.53	$14.26
Total return (4)	(18.77)%	6.24%	8.83%	(4.93	)% (5)
Net assets, at end of period (000s)	$1,181	$2,870	$1,251	$843
Ratio of gross expenses to average net assets before waiver (6,7,8)	3.12%	3.87%	4.93%	5.00	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	2.83%	3.56%	4.08%	3.50	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(1.75)%	(2.42)%	(3.12)%	(4.16	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(1.46)%	(2.11)%	(2.27)%	(2.67	)% (9)
Portfolio Turnover Rate	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	3.04%	3.06%	3.60%	4.25	% (9)

Net expenses to average net assets	2.75%	2.75%	2.75%	2.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2019	September 30, 2018	September 30, 2017	September 30, 2016 (1)
Net asset value, beginning of period	$16.04	$15.82	$14.38	$15.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)	(0.05)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments (3)	(2.81)	1.18	1.43	(0.54)
Total from investment operations	(2.82)	1.13	1.44	(0.62)
Less distributions from:
Net realized gains	(0.49)	(0.91)	—	—
Total distributions	(0.49)	(0.91)	—	—
Net asset value, end of period	$12.73	$16.04	$15.82	$14.38
Total return (4)	(17.95)%	7.31%	10.01%	(4.13	)% (5)
Net assets, at end of period (000s)	$15,851	$23,615	$10,662	$5,900
Ratio of gross expenses to average net assets before waiver (6,7,8)	2.12%	2.87%	3.93%	4.25	% (9)
Ratio of net expenses to average net assets after waiver (6,7)	1.83%	2.56%	3.08%	2.50	% (9)
Ratio of net investment loss before waiver to average net assets (6,10)	(0.45)%	(1.43)%	(2.14)%	(3.25	)% (9)
Ratio of net investment loss after waiver to average net assets (6,10)	(0.16)%	(1.12)%	(1.29)%	(1.50	)% (9)
Portfolio Turnover Rate	296%	259%	369%	264	% (5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	2.04%	2.06%	2.60%	3.50	% (9)

Net expenses to average net assets	1.75%	1.75%	1.75%	1.75	% (9)

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$15.45	$15.00
Activity from investment operations:
Net investment loss (2)	(0.08)	(0.09)
Net realized and unrealized gain (loss) on investments (3)	(1.17)	0.67
Total from investment operations	(1.25)	0.58
Less distributions from:
Net investment income	(0.11)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.31)	(0.13)
Net asset value, end of period	$13.89	$15.45
Total return (4)	(8.10)%	3.88	% (5)
Net assets, at end of period (000s)	$5,960	$16,285
Ratio of gross expenses to average net assets before waiver (6,7)	2.62%	2.53	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00%	2.00	% (8)
Ratio of net investment loss before waiver to average net assets (9)	(1.18)%	(1.11	)% (8)
Ratio of net investment loss after waiver to average net assets (9)	(0.56)%	(0.58	)% (8)
Portfolio Turnover Rate	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class A shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$15.47	$15.00
Activity from investment operations:
Net investment income (loss) (2)	0.27	(0.11)
Net realized and unrealized gain (loss) on investments (3)	(1.23)	0.71
Total from investment operations	(0.96)	0.60
Less distributions from:
Net investment income	(0.17)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.37)	(0.13)
Net asset value, end of period	$14.14	$15.47
Total return (4)	(6.22)%	4.06	% (6)
Net assets, at end of period (000s)	$0 (5)	$0	(5)
Ratio of gross expenses to average net assets before waiver (7,8)	3.37%	3.28	% (9)
Ratio of net expenses to average net assets after waiver (7)	2.75%	2.75	% (9)
Ratio of net investment income (loss) before waiver to average net assets (10)	1.23%	(1.31	)% (9)
Ratio of net investment income (loss) after waiver to average net assets (10)	1.85%	(0.78	)% (9)
Portfolio Turnover Rate	324%	243	% (6)

(1)	The Counterpoint Long-Short Equity Fund’s Class C shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Less than $1,000 in net assets.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(9)	Annualized.

(10)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT LONG-SHORT EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$15.48	$15.00
Activity from investment operations:
Net investment income (loss) (2)	0.07	0.17
Net realized and unrealized gain (loss) on investments (3)	(1.28)	0.44
Total from investment operations	(1.21)	0.61
Less distributions from:
Net investment income	(0.17)	(0.09)
Return of capital	—	(0.04)
Net realized gains	(0.20)	—
Total distributions	(0.37)	(0.13)
Net asset value, end of period	$13.90	$15.48
Total return (4)	(7.85)%	4.13	% (5)
Net assets, at end of period (000s)	$6,343	$1,588
Ratio of gross expenses to average net assets before waiver (6,7)	2.37%	2.28	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.75%	1.75	% (8)
Ratio of net investment income (loss) before waiver to average net assets (9)	(0.11)%	0.61	% (8)
Ratio of net investment income (loss) after waiver to average net assets (9)	0.51%	1.14	% (8)
Portfolio Turnover Rate	324%	243	% (5)

(1)	The Counterpoint Long-Short Equity Fund’s Class I shares commenced operations on October 4, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.26	0.09
Net realized and unrealized gain (loss) on investments (3)	0.44	(0.01)
Total from investment operations	0.70	0.08
Less distributions from:
Net investment income	(0.23)	(0.08)
Total distributions	(0.23)	(0.08)
Net asset value, end of period	$10.47	$10.00
Total return (4)	7.12%	0.77	% (5)
Net assets, at end of period (000s)	$1,871	$1,023
Ratio of gross expenses to average net assets before waiver (6,7)	2.03%	2.74	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.25%	1.25	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.79%	1.45	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.57%	2.94	% (8)
Portfolio Turnover Rate	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class A shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.20	0.07
Net realized and unrealized gain (loss) on investments (3)	0.42	(0.01)
Total from investment operations	0.62	0.06
Less distributions from:
Net investment income	(0.16)	(0.06)
Total distributions	(0.16)	(0.06)
Net asset value, end of period	$10.46	$10.00
Total return (4)	6.29%	0.56	% (5)
Net assets, at end of period (000s)	$222	$68
Ratio of gross expenses to average net assets before waiver (6,7)	2.78%	3.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	2.00%	2.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.21%	0.77	% (8)
Ratio of net investment income after waiver to average net assets (9)	1.99%	2.26	% (8)
Portfolio Turnover Rate (5)	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class C shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the
	Year Ended	Period Ended
	September 30, 2019	September 30, 2018 (1)
Net asset value, beginning of period	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.28	0.10
Net realized and unrealized gain (loss) on investments (3)	0.45	(0.02)
Total from investment operations	0.73	0.08
Less distributions from:
Net investment income	(0.26)	(0.08)
Total distributions	(0.26)	(0.08)
Net asset value, end of period	$10.47	$10.00
Total return (4)	7.39%	0.83	% (5)
Net assets, at end of period (000s)	$24,149	$13,063
Ratio of gross expenses to average net assets before waiver (6,7)	1.78%	2.49	% (8)
Ratio of net expenses to average net assets after waiver (6)	1.00%	1.00	% (8)
Ratio of net investment income before waiver to average net assets (9)	1.98%	1.68	% (8)
Ratio of net investment income after waiver to average net assets (9)	2.76%	3.17	% (8)
Portfolio Turnover Rate	125%	1	% (5)

(1)	The Counterpoint Tactical Municipal Fund’s Class I shares commenced operations on June 11, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(8)	Annualized.

(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2019

1.	ORGANIZATION

The Counterpoint Tactical Income Fund, the Counterpoint Tactical Equity Fund, the Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Funds are as follows:

Counterpoint Tactical Income Fund - seeks income and capital preservation.

Counterpoint Tactical Equity Fund - seeks capital appreciation and preservation.

Counterpoint Long-Short Equity Fund - seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund seeks tax-free income and capital preservation.

Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Long-Short Equity Fund commenced operations on October 4, 2017. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund and Class A shares of the Counterpoint Long-Short Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$16,736,640	$—	$—	$16,736,640
Mutual Funds - Debt Funds	293,133,396	—	—	293,133,396
U.S. Government Obligations	—	23,801,543	—	23,801,543
Short-Term Investment - Money Market Fund	11,707,169	—	—	11,707,169
Total	$321,577,205	$23,801,543	$—	$345,378,748
Liabilities *
Long Total Return Swap	$—	$76,039	$—	$76,039
Total	$—	$76,039	$—	$76,039

Counterpoint Tactical Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$10,319,899	$—	$—	$10,319,899
Exchange Traded Fund - Equity Fund	1,523,914	—	—	1,523,914
Short Total Return Swaps	—	361,158	—	361,158
Short-Term Investment - Money Market Fund	1,826,551	—	—	1,826,551
U.S. Government Obligations	—	3,269,428	—	3,269,428
Total	$13,670,364	$3,630,586	$—	$17,300,950
Liabilities *
Long Futures Contacts	$77,470	$—	$—	$77,470
Long Total Return Swaps	—	53,515	—	53,515
Total	$77,470	$53,515	$—	$130,985

Counterpoint Long-Short Equity Fund:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,202,704	$—	$—	$6,202,704
Exchange Traded Fund - Equity Fund	602,146	—	—	602,146
U.S. Government Obligations	—	3,620,921	—	3,620,921
Short-Term Investments - Money Market Funds	1,025,711	—	—	1,025,711
Short Total Return Swaps	—	207,752	—	207,752
Total	$7,830,561	$3,828,673	$—	$11,659,234
Liabilities *
Long Future Contracts	$5,062	$—	$—	$5,062
Long Total Return Swaps	—	32,823	—	32,823
Total	$5,062	$32,823	$—	$37,885

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Counterpoint Tactical Municipal Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund - Debt Fund	$6,871,395	$—	$—	$6,871,395
Mutual Funds - Debt Funds	19,021,065	—	—	19,021,065
Short-Term Investment - Money Market Fund	252,261	—	—	252,261
Total	$26,144,721	$—	$—	$26,144,721

The Funds did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objective and each Fund may purchase or sell options to help hedge against risk. When the Funds write a call option, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The Funds may each purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolios. If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund is subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on total return swaps on the Statement of Assets and Liabilities. The realized loss on swap contracts and change in unrealized appreciation on swap contracts are located on the Statement of Operations.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 September 30, 2018, or expected to be taken in the Funds’ September 30, 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and the Counterpoint Long-Short Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the year ended September 30, 2019, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$4,297,809
Counterpoint Tactical Equity Fund	$336,255
Counterpoint Long-Short Equity Fund	$166,442
Counterpoint Tactical Municipal Fund	$112,630

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least January 31, 2020, to the extent necessary so that the total operating expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares respectively, of the Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days written notice to the Advisor.

During the year ended September 30, 2019 the Advisor waived fees pursuant to the Waiver Agreements as follows:

Advisory Fee Waiver
Counterpoint Tactical Income Fund	$—
Counterpoint Tactical Equity Fund	$78,070
Counterpoint Long-Short Equity Fund	$87,088
Counterpoint Tactical Municipal Fund	$126,450

As of September 30, 2019, the amount of expenses reimbursed subject to potential recapture by date of expiration were as follows:

	September 30, 2020	September 30, 2021	September 30, 2022	Total
Counterpoint Tactical Income Fund	$—	$—	$—	$—
Counterpoint Tactical Equity Fund	$109,758	$75,215	$78,070	$263,043
Counterpoint Long-Short Equity Fund	$—	$77,272	$87,088	$164,360
Counterpoint Tactical Municipal Fund	$—	$55,752	$126,450	$182,202

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2019 the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$198,426	$320,993
Counterpoint Tactical Equity Fund	$12,053	$22,790
Counterpoint Long-Short Equity Fund	$22,727	$—
Counterpoint Tactical Municipal Fund	$3,593	$1,502

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2019, the Distributor received underwriting commissions for sales of Class A shares as follows:

		Amount Retained by
	Underwriter Commissions	Principal Underwriter
Counterpoint Tactical Income Fund	$27,539	$3,485
Counterpoint Tactical Equity Fund	$16,268	$2,488
Counterpoint Long-Short Equity Fund	$—	$—
Counterpoint Tactical Municipal Fund	$—	$—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including the Distributor, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,105,706,113	$1,158,207,995
Counterpoint Tactical Equity Fund	$59,114,536	$69,613,950
Counterpoint Long-Short Equity Fund	$28,412,084	$34,371,680
Counterpoint Tactical Municipal Fund	$29,091,554	$17,865,635

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statement of Assets and Liabilities as of September 30, 2019.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income contracts/Credit risk	Unrealized depreciation on total return swaps	$76,039

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$77,470

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	307,643

Counterpoint Long-Short Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized depreciation on futures contracts	$5,062

Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	174,929

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the year ended September 30, 2019.

Counterpoint Tactical Income Fund
		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Credit exposure contracts/Credit risk	$(330,000)	$470,256

		Change in Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swaptions Purchased	On Swaptions Purchased
Credit exposure contracts/Credit risk	$(553,125)	$—

		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Fixed income contracts/Credit Risk	$(828,532)	$(221,507)

Counterpoint Tactical Equity Fund
		Change in Unrealized
Contract type/	Realized Loss	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$(2,348,480)	$(170,860)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Options Purchased	On Options Purchased
Equity Contracts/Equity Price Risk	$(569,882)	$—

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(2,160,308)	$418,911

Counterpoint Long-Short Equity Fund
		Change In Unrealized
Contract type/	Realized Gain	Depreciation
Primary Risk Exposure	On Futures Contracts	On Futures Contracts
Equity Contracts/Equity Price Risk	$101,430	$(13,910)

		Change In Unrealized
Contract type/	Realized Loss	Appreciation
Primary Risk Exposure	On Swap Contracts	On Swap Contracts
Equity Contracts/Equity Price Risk	$(31,023)	$146,109

The notional value of the derivative instruments outstanding as of September 30, 2019 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

During year ended September 30, 2019, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2019 for the Funds.

Counterpoint Tactical Income Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities
Unrealized depreciation on total return swaps	JP Morgan	$—		$(76,039	) (1)	$(76,039)	$—	$76,039	(2)	$—
		$—		$(76,039)		$(76,039)	$—	$76,039		$—

Counterpoint Tactical Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized depreciation on futures contracts	Goldman Sachs	$—		$(77,470	) (1)	$(77,470)	$—	$77,470	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	160,929	(1)	(48,448	) (1)	112,481	—	—		112,481

Unrealized appreciation on total return swaps	JP Morgan	200,229	(1)	(5,067	) (1)	195,162	—	—		195,162
		$361,158		$(130,985)		$230,173	$—	$77,470		$307,643

Counterpoint Long-Short Equity Fund

						Net Amounts	Financial	Cash		Net
		Gross Amounts of		Gross Amounts of		Presented in the	Instruments	Collateral		Amount
Description	Counterparty	Recognized Assets		Recognized Liabilities		Statement of Assets & Liabilities	Pledged	Pledged		of Assets & Liabilities

Unrealized depreciation on futures contracts	Goldman Sachs	$—		$(5,062	) (1)	$(5,062)	$—	$5,062	(2)	$—

Unrealized appreciation on total return swaps	Goldman Sachs	93,498	(1)	(28,519	) (1)	64,979	—	—		64,979

Unrealized appreciation on total return swaps	JP Morgan	114,632	(1)	(4,682	) (1)	109,950	—	—		109,950
		$208,130		$(38,263)		$169,867	$—	$5,062		$174,929

(1)	Value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2019, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Deprectiation)
Counterpoint Tactical Income Fund	$334,794,247	$10,681,302	$(172,840)	$10,508,462
Counterpoint Tactical Equity Fund	$16,435,911	$908,442	$(174,388)	$734,054
Counterpoint Long-Short Equity Fund	$11,251,481	$466,769	$(96,901)	$369,868
Counterpoint Tactical Municipal Fund	$25,419,060	$739,719	$(14,058)	$725,661

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of funds’ distributions paid for the periods ended September 30, 2019 and September 30, 2018 was as follows:

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2019	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,171,054	$—	$4,677,361	$—	$16,848,415
Counterpoint Tactical Equity Fund	356	—	1,004,223	—	1,004,579
Counterpoint Long-Short Equity Fund	266,971	—	—	—	266,971
Counterpoint Tactical Municipal Fund	16,238	402,265	—	—	418,503

For fiscal year ended	Ordinary	Tax Exempt	Long-Term	Return of
9/30/2018	Income	Income	Capital Gains	Capital	Total
Counterpoint Tactical Income Fund	$12,924,600	$—	$—	$—	$12,924,600
Counterpoint Tactical Equity Fund	—	—	995,216	—	995,216
Counterpoint Long-Short Equity Fund	—	—	32,216	83,084	115,300
Counterpoint Tactical Municipal Fund	6,232	105,047	—	—	111,279

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Ordinary Tax	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Exempt Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Counterpoint Tactical Income Fund	$1,114,247	$—	$—	$(5,924,061)	(7,089,747)	$—	$10,508,462	$(1,391,099)
Counterpoint Tactical Equity Fund	450,673	—	—	(3,899,761)	(819,038)	(792)	734,054	(3,534,864)
Counterpoint Long-Short Equity Fund	503,244	—	—	—	(1,397,984)	—	369,868	(524,872)
Counterpoint Tactical Municipal Fund	29,119	—	—	—	(140,159)	—	725,661	614,621

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market on open futures and swaps contracts, passive foreign investment companies and adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales and straddles. In addition, the amounts listed under other book/tax differences for the Tactical Equity Fund is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows

Post October
Losses
Counterpoint Tactical Income Fund	$5,924,061
Counterpoint Tactical Equity Fund	3,899,761
Counterpoint Long-Short Equity Fund	—
Counterpoint Tactical Municipal Fund	—

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

At September 30, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

		Non-Expiring	Non-Expiring
	Expiring	Short-Term	Long-Term	Total
Counterpoint Tactical Income Fund	$—	$7,089,747	$—	$7,089,747
Counterpoint Tactical Equity Fund	—	91,198	727,840	819,038
Counterpoint Long-Short Equity Fund	—	1,397,984	—	1,397,984
Counterpoint Tactical Municipal Fund	—	140,159	—	140,159

Permanent book and tax differences, primarily attributable to the book/tax treatment of non deductible expenses and net operating losses resulted in reclassification for the period ended September 30, 2019 for the Funds as follows:

	Paid	Undistributed
	In	Ordinary
	Capital	Income (Loss)
Counterpoint Tactical Income Fund	$—	$—
Counterpoint Tactical Equity Fund	—	—
Counterpoint Long-Short Equity Fund	(2,962)	2,962
Counterpoint Tactical Municipal Fund	—	—

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the BlackRock High Yield Municipal Fund (the “BlackRock Fund”). The BlackRock Fund seeks to provide shareholders with as high a level of income exempt from Federal income taxes. The Fund may redeem its investment from the BlackRock Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Fund. The financial statements of the BlackRock Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2019, the percentage of the net assets invested in the BlackRock Fund was 27.6%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the Eaton Vance High Yield Municipal Income Fund (the “Eaton Fund”). The Eaton Fund’s investment objective is to provide high current income exempt from regular Federal income tax. Capital appreciation is a secondary objective when consistent with the Fund’s primary objective. The Fund may redeem its investment from the Eaton Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the Eaton Fund. The financial statements of the Eaton Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2019, the percentage of the net assets invested in the Eaton Fund was 25.8%.

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the VanEck Vectors High-Yield Municipal Index ETF (the “VanEck Fund”). The VanEck Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Bloomberg Barclays Municipal Custom High Yield Composite Index. The Fund may redeem its investment from the VanEck Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the VanEck Fund. The financial statements of the VanEck Fund, including the portfolio of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2019, the percentage of the net assets invested in the Eaton Fund was 26.2%.

COUNTERPOINT FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2019

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2019, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
TD Ameritrade	Counterpoint Tactical Equity Fund	29.86%
NFS LLC	Counterpoint Long-Short Equity Fund	30.44%
TD Ameritrade	Counterpoint Long-Short Equity Fund	40.81%
Charles Schwab & Co.	Counterpoint Tactical Municipal Fund	50.86%

10.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changed certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removed the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed and the Funds have adopted this amendment early.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund, and Counterpoint Tactical Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the funds indicated in the table below (hereafter collectively referred to as the “Funds”), each a separate series of Northern Lights Fund Trust III, including the portfolios of investments, as of September 30, 2019, the related statements of operations for the year then ended, the statements of changes in net assets as indicated in the table below, the financial highlights as indicated in the table below, and the related notes (collectively, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the periods as indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the Counterpoint Investment Funds	Statement of Changes in Net Assets	Financial Highlights
Counterpoint Tactical Income Fund	For the years ended September 30, 2019 and 2018	For the years ended September 30, 2019, 2018, 2017, 2016, and for the period December 4, 2014 (commencement of operations) to September 30, 2015
Counterpoint Tactical Equity Fund	For the years ended September 30, 2019 and 2018	For the years ended September 30, 2019, 2018, 2017, and for the period November 30, 2015 (commencement of operations) to September 30, 2016
Counterpoint Long-Short Equity Fund	For the year ended September 30, 2019 and for the period October 4, 2017 (commencement of operations) to September 30, 2018	For the year ended September 30, 2019 and for the period October 4, 2017 (commencement of operations) to September 30, 2018
Counterpoint Tactical Municipal Fund	For the year ended September 30, 2019 and for the period June 11, 2018 (commencement of operations) to September 30, 2018	For the year ended September 30, 2019 and for the period June 11, 2018 (commencement of operations) to September 30, 2018

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of September 30, 2019, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint investment companies since 2015.

Denver, Colorado

November 27, 2019

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited)
September 30, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid*	Expense Ratio
	Value	Value	During Period	During* the Period
Actual	4/1/19	9/30/19	4/1/19 – 9/30/19	4/1/19 – 9/30/19
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,031.40	$9.12	1.79%
Class C	$1,000.00	$1,027.70	$12.91	2.54%
Class I	$1,000.00	$1,032.70	$7.85	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$937.50	$9.71	2.00%
Class C	$1,000.00	$934.30	$13.33	2.75%
Class I	$1,000.00	$938.80	$8.85	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$997.10	$10.01	2.00%
Class C	$1,000.00	$929.90	$13.23	2.75%
Class I	$1,000.00	$997.80	$8.76	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,043.30	$6.40	1.25%
Class C	$1,000.00	$1,039.70	$10.23	2.00%
Class I	$1,000.00	$1,044.70	$5.13	1.00%

COUNTERPOINT FUNDS
EXPENSE EXAMPLES (Unaudited) (Continued)
September 30, 2019

	Beginning	Ending
	Account	Account	Expenses Paid	Expense Ratio
Hypothetical	Value	Value	During Period	During* the Period
(5% return before expenses)**	4/1/19	9/30/19	4/1/19 – 9/30/19	4/1/19 – 9/30/19
Counterpoint Tactical Income Fund
Class A	$1,000.00	$1,016.09	$9.05	1.79%
Class C	$1,000.00	$1,012.33	$12.81	2.54%
Class I	$1,000.00	$1,017.35	$7.79	1.54%
Counterpoint Tactical Equity Fund
Class A	$1,000.00	$1,015.04	$10.10	2.00%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%
Counterpoint Long-Short Equity Fund
Class A	$1,000.00	$1,015.04	$10.10	2.00%
Class C	$1,000.00	$1,011.28	$13.87	2.75%
Class I	$1,000.00	$1,016.29	$8.85	1.75%
Counterpoint Tactical Municipal Fund
Class A	$1,000.00	$1,018.80	$6.33	1.25%
Class C	$1,000.00	$1,015.04	$10.10	2.00%
Class I	$1,000.00	$1,020.05	$5.06	1.00%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Shareholder Voting Results

The Trust held a Special Meeting (the “Special Meeting”) of its shareholders on August 12, 2019 for the purpose of electing trustees of the Trust. Although Patricia Luscombe and Jeffery D. Young have been serving as trustees by appointment since 2015, both were elected by the shareholders for an indefinite period at the Special Meeting. Ms. Luscombe and Mr. Young join James U. Jensen, John V. Palancia and Mark H. Taylor as duly elected trustees of the Trust.

At the close of business June 27, 2019, the record date for the Special Meeting, there were 374,510,202 outstanding shares of the Trust. Shares represented in person and by proxy at the Special Meeting equaled 78.67% of the outstanding shares of the Trust. Therefore, a quorum was present.

With respect to approval of the election of Patricia Luscombe, the following votes were cast:

For Approval	98.54%
Against Approval	0.00%
Abstained	1.46%

With respect to approval of the election of Jeffery D. Young, the following votes were cast:

For Approval	98.49%
Against Approval	0.00%
Abstained	1.51%

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

Renewal of Advisory Agreements – Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund, Counterpoint Long-Short Equity Fund and Counterpoint Tactical Municipal Fund*

In connection with a meeting held on August 28-29, 2019, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Counterpoint Mutual Funds, LLC (“CMF”) and the Trust, with respect to the Counterpoint Tactical Income Fund (“Counterpoint TI”), Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Long-Short Equity Fund (“Counterpoint LS”) and Counterpoint Tactical Municipal Fund (“Counterpoint TM”) (each a “Counterpoint Fund” and collectively the “Counterpoint Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to the Counterpoint Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board recognized that CMF’s investment personnel had a wide range of experience with portfolio management, compliance, research and marketing. The Board discussed that CMF’s investment process was based on a proprietary tactical quantitative model to direct portfolio risk exposures with the goal of enhancing performance by targeting securities with low fees and optimal risk-adjusted performance potential. The Board noted that CMF attempted to mitigate risk through research and internal analysis to adapt to changing markets and had laid out a hedging strategy using credit default swaps and interest rate futures that allowed the Counterpoint Funds to remain invested in their core mutual fund positions despite being in a defensive position. The Board observed that CMF monitored each Counterpoint Fund daily for compliance and to ensure that investment decisions were consistent with its investment restrictions and limitations. The Board noted that CMF represented that it had no regulatory compliance or litigation issues since the Advisory Agreement was last renewed and that it selected broker-dealers on the basis of best execution and lowest trading costs. The Board concluded that CMF could be expected to continue to provide high quality service to the Counterpoint Funds and their respective shareholders.

Performance.

Counterpoint LS — The Board acknowledged that Counterpoint LS’s performance had not been strong in its less than two-year history. The Board discussed that Counterpoint LS’s returns were below its peer group and Morningstar category medians but noted its performance had improved for the year-to-date. The Board discussed that CMF had not yet had the opportunity to manage Counterpoint LS over a full market cycle. It noted that CMF made minor adjustments to its strategy to evaluate market beta on multiple time frames. The Board concluded that CMF had provided reasonable results to Counterpoint LS and its shareholders.

Counterpoint TE — The Board noted that Counterpoint TE was a 2-star Morningstar rated fund that underperformed its peer group, Morningstar category and the S&P 500 MidCap 400 TR Index across all periods. The Board reviewed CMF’s explanation that a confluence of poor market neutral returns and under-market returns from the tactical overlay contributed to Counterpoint TE’s underperformance. The Board recognized that Counterpoint TE would underperform in volatile markets but could avoid deep

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

drawdowns from bear markets. The Board concluded that CMF had provided reasonable results to Counterpoint TE and its shareholders.

Counterpoint TI — The Board noted that Counterpoint TI had outperformed its benchmark, peer group and Morningstar category over the 3-year and since inception periods and had outperformed its peer group and Morningstar category over the 1-year period to earn a 4-star Morningstar rating. The Board discussed that Counterpoint TI was in the top quartile of its peer group across all periods. The Board concluded that CMF had provided reasonable results to Counterpoint TI and its shareholders.

Counterpoint TM — The Board discussed that since inception, Counterpoint TM was in the third and fourth quartiles relative to its peer group and Morningstar category in terms of performance but had relatively low standard deviation. The Board commented that Counterpoint TM underperformed its benchmark because it experienced a “risk off” period during which it held only municipal money market securities and did not participate in the broad movement of the municipal bond sectors with extended duration. The Board determined that Counterpoint TM did not have sufficient history to warrant a reevaluation of its investment strategy and that CMF should be given the opportunity to manage Counterpoint TM over a full market cycle.

Fees and Expenses.

Counterpoint LS — The Board observed that CMF’s 1.25% advisory fee for Counterpoint LS was equal to its peer group’s median and its Morningstar category’s median and average. The Board commented that the 1.75% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board noted that CMF explained that Counterpoint LS’s expenses were higher than its peer group because of its smaller size. Given these considerations, the Board concluded that the advisory fee for Counterpoint LS was not unreasonable.

Counterpoint TE — The Board remarked that CMF’s 1.25% advisory fee for Counterpoint TE was equal to its peer group’s median and its Morningstar category’s median and average. The Board commented that the 1.74% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board noted that CMF explained that Counterpoint TE’s expenses were higher than its peer group because of its smaller size. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI — The Board discussed that CMF’s 1.25% advisory fee for Counterpoint TI was the high of its peer group, but below the high of its Morningstar category. The Board noted that the 1.52% net expense ratio was higher than the peer group and Morningstar category medians and averages, but below the highs of each. The Board remarked that CMF believed its fee was justified because Counterpoint TI’s investment strategy offered higher Sharpe ratio potential than its peers and avoided the heavy use of exchange traded funds and derivatives relied on by its competitors. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM — The Board noted that CMF’s 0.70% advisory fee for Counterpoint TM was lower than the average and median of its 5-fund peer group and the Morningstar category high. The Board commented that its 1.00% net expense ratio was lower than the peer group average and median and the Morningstar category high. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board reviewed the size of each Counterpoint Fund and its prospects for growth and agreed that no Counterpoint Fund had achieved meaningful economies that would

COUNTERPOINT FUNDS
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

necessitate the establishment of breakpoints. The Board remarked that CMF was willing to discuss the implementation of breakpoints as CMF achieved material economies of scale as the assets of each Counterpoint Fund grew. The Board agreed to monitor and revisit the issue at the appropriate time.

Profitability.

Counterpoint LS — The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint LS and noted that CMF had realized a modest profit from its relationship with Counterpoint LS. The Board concluded that CMF’s profitability was not excessive. Counterpoint TE The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint TE and noted that CMF had realized a reasonable profit from its relationship with Counterpoint TE. The Board concluded that CMF’s profitability was not excessive.

Counterpoint TI — The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint TI and noted that CMF had realized a reasonable profit from its relationship with Counterpoint TI. The Board concluded that CMF’s profitability was not excessive.

Counterpoint TM — The Board reviewed CMF’s profitability analysis in connection with its management of Counterpoint TM and recognized that CMF was managing Counterpoint TM at a loss. The Board therefore concluded that profits of CMF in connection with Counterpoint TM could not be considered excessive.

Conclusion. Having requested and reviewed such information from CMF as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fees for the Counterpoint Funds were not unreasonable and that renewal of the Advisory Agreements was in the best interests of each Counterpoint Fund and its respective shareholders.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Funds.

Counterpoint Funds
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	4	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	4	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	4	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (since August 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15).	4	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	4	Northern Lights Fund Trust III (for series notaffiliated with the Fund since 2015).

*	As of September 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/19-NLFT III-v1

Counterpoint Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
September 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-844-273-8637.

9/30/19-NLFT III-v1

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is or will be available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Counterpoint Mutual Funds, LLC
12760 High Bluff Drive, Suite 280
San Diego, California 92130

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an auditor committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

	2017	2018	2019
Counterpoint Tactical Income Fund	$14,500	$14,850	$14,850
Counterpoint Tactical Equity Fund	$14,500	$14,850	$14,850
Counterpoint Long-Short Equity Fund	N/A	$14,850	$14,850
Counterpoint Tactical Municipal Fund	N/A	$14,850	$14,850

(b) Audit-Related Fees

	2017	2018	2019
Counterpoint Tactical Income Fund	$0	$0	$0
Counterpoint Tactical Equity Fund	$0	$0	$0
Counterpoint Long-Short Equity Fund	N/A	$0	$0
Counterpoint Tactical Municipal Fund	N/A	$0	$0

(c) Tax Fees

	2017	2018	2019
Counterpoint Tactical Income Fund	$3,000	$3,250	$3,300
Counterpoint Tactical Equity Fund	$3,000	$3,250	$3,300
Counterpoint Long-Short Equity Fund	N/A	$3,250	$3,300
Counterpoint Tactical Municipal Fund	N/A	$3,250	$3,300

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees
	2017	2018	2019
Counterpoint Tactical Income Fund	$0	$0	$0
Counterpoint Tactical Equity Fund	$0	$0	$0
Counterpoint Long-Short Equity Fund	N/A	$0	$0
Counterpoint Tactical Municipal Fund	N/A	$0	$0

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Counterpoint Tactical Income Fund

	2017	2018	2019
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Counterpoint Tactical Equity Fund

	2017	2018	2019
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Counterpoint Long-Short Equity Fund

	2017	2018	2019
Audit-Related Fees:	N/A	0.00%	0.00%
Tax Fees:	N/A	0.00%	0.00%
All Other Fees:	N/A	0.00%	0.00%

Counterpoint Tactical Municipal Fund

	2017	2018	2019
Audit-Related Fees:	N/A	0.00%	0.00%
Tax Fees:	N/A	0.00%	0.00%
All Other Fees:	N/A	0.00%	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2017	2018	2019
Counterpoint Tactical Income Fund	$3,000	$3,250	$3,300
Counterpoint Tactical Equity Fund	$3,000	$3,250	$3,300
Counterpoint Long-Short Equity Fund	N/A	$3,250	$3,300
Counterpoint Tactical Municipal Fund	N/A	$3,250	$3,300

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/5/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/5/19